BORROWINGS - Corporate Borrowings composition of corporate borrowings (Details) $ in Millions	Dec. 31, 2022 USD ($) year	Dec. 31, 2021 USD ($) year
Disclosure of detailed information about borrowings [line items]
Add: Unamortized premiums	$ 2	$ 3
Less: Current portion	(249)	0
Non recourse borrowings with related parties	$ 7	$ 0
Credit facilities
Disclosure of detailed information about borrowings [line items]
Term (years) | year	5	5
Carrying value	$ 0	$ 0
Estimated fair value	$ 0	0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	5.10%
Carrying value	$ 249	0
Estimated fair value	$ 249	$ 0
Medium term notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	4.10%	3.90%
Term (years) | year	11	13
Carrying value	$ 2,307	$ 2,156
Estimated fair value	2,113	2,334
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	2,556	2,156
Estimated fair value	2,362	2,334
Less: Unamortized financing fees	(10)	(10)
Less: Current portion	(249)	0
Total borrowings	2,299	$ 2,149
Series 4 (C$150) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 150
Weighted-average Interest rate (%)	5.80%	5.80%
Term (years) | year	14	15
Carrying value	$ 111	$ 118
Estimated fair value	114	$ 154
Series 9 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 400
Weighted-average Interest rate (%)	3.80%	3.80%
Term (years) | year	2	3
Carrying value	$ 295	$ 317
Estimated fair value	286	$ 334
Series 10 (C$500) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500
Weighted-average Interest rate (%)	3.60%	3.60%
Term (years) | year	4	5
Carrying value	$ 369	$ 396
Estimated fair value	350	$ 421
Series 11 (C$475) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 475
Weighted-average Interest rate (%)	4.30%	4.30%
Term (years) | year	6	7
Carrying value	$ 351	$ 376
Estimated fair value	338	$ 419
Series 12 (C$475) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 475
Weighted-average Interest rate (%)	3.40%	3.40%
Term (years) | year	7	8
Carrying value	$ 351	$ 376
Estimated fair value	316	$ 399
Series 13 (C$300) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300
Weighted-average Interest rate (%)	4.30%	4.30%
Term (years) | year	27	28
Carrying value	$ 221	$ 237
Estimated fair value	184	$ 275
Series 14 (C$425) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 425
Weighted-average Interest rate (%)	3.30%	3.30%
Term (years) | year	28	29
Carrying value	$ 314	$ 336
Estimated fair value	218	$ 332
Series 15 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 400
Weighted-average Interest rate (%)	5.88%	0.00%
Term (years) | year	10	0
Carrying value	$ 295	$ 0
Estimated fair value	$ 307	$ 0